SHARE-BASED PAYMENT PLANS - Changes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
SHARE-BASED PAYMENT PLANS
Expense from share-based payment transactions with employees	R$ 7,013	R$ 21,952